INCOME TAXES - Operating Loss Carry Forwards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Net operating loss carryforwards	¥ 84,810
Advertising expense carryforwards	56,430
Tax effect of the increase in net operating loss	¥ 20,840	¥ 40,840	¥ 3,360